Jan. 10, 2019
Kinetics Alternative Income Fund
Kinetics Alternative Income Fund
KINETICS MUTUAL FUNDS, INC. The Alternative Income Fund (the “Funds”) Supplement dated January 10, 2019 to the Prospectuses dated April 30, 2018
The Temporary Investments section of each of the Funds has been replaced with the following and has also been added to the end of each Principal Investment Strategy section:

Temporary and Defensive Cash and Cash Equivalent Holdings

The Fund may maintain during a temporary period, which could be for a short period or a longer period lasting several years or more, of abnormal conditions, a significant portion of its total assets in cash and securities, generally considered to be cash and cash equivalents, including, but not limited to: high quality, U.S. short-term debt securities and money market instruments, as described above.  The Investment Adviser will invest in such short-term cash positions to the extent that the Investment Adviser is unable to find sufficient investments meeting its criteria and when the Adviser believes the purchase of additional equity securities would not further the investment objective of the Fund during such periods of time.  Additionally, to respond to adverse market, economic, political or other conditions, which may persist for short or long periods of time, the Fund may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.

If the market advances during periods when the Portfolio is holding a large cash position, the Fund may not participate as much as it would have if it had been more fully invested in securities.  In the aforementioned temporary defensive periods, the Investment Adviser believes that an additional amount of liquidity in the Fund is desirable both to meet operating requirements and to take advantage of new investment opportunities. When the Fund holds a significant portion of assets in cash and cash equivalents, it may not meet its investment objective.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE